SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Malamute Energy, Inc.	847	$ 8,893
			8,893
	Total Common Stock (Cost $0)		8,893
	Preferred Stock — 1.0%
	Banks — 0.5%
	Banks — 0.5%
[c,d]	AgriBank FCB, 6.875% (LIBOR 3 Month + 4.23%)	$ 40,000	4,200,000
[c,d]	CoBank ACB, Series F, 6.25% (LIBOR 3 Month + 4.56%)	50,000	5,150,000
			9,350,000
	Diversified Financials — 0.1%
	Diversified Financial Services — 0.1%
[c]	Compass Diversified Holdings, Series C, 7.875%	71,541	1,630,420
			1,630,420
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[c]	Crestwood Equity Partners L.P., 9.25%	320,654	1,753,977
			1,753,977
	Miscellaneous — 0.3%
	U.S. Government Agencies — 0.3%
[c]	Farm Credit Bank of Texas, Series 1, 10.00%	6,285	6,347,850
			6,347,850
	Total Preferred Stock (Cost $19,687,020)		19,082,247
	Asset Backed Securities — 21.9%
	Advance Receivables — 2.2%
	New Residential Advance Receivables Trust Advance Receivables Backed,
[e]	Series 2019-T2 Class DT2, 3.06%, 8/15/2053	4,875,000	4,637,675
[e]	Series 2019-T3 Class AT3, 2.512%, 9/15/2052	400,000	391,410
[e]	Series 2019-T3 Class DT3, 3.055%, 9/15/2052	1,784,000	1,717,935
[e]	Series 2019-T4 Class DT4, 2.804%, 10/15/2051	6,860,000	6,641,325
[e]	Series 2019-T5 Class AT5, 2.425%, 10/15/2051	4,000,000	3,975,646
[e]	Series 2019-T5 Class DT5, 2.85%, 10/15/2051	4,500,000	4,475,507
[e]	NRZ Advance Receivables Trust, Series 2019-T1 Class AT1, 2.59%, 7/15/2052	7,000,000	6,850,550
	Ocwen Master Advance Receivables Trust,
[e]	Series 2019-T1 Class DT1, 3.107%, 8/15/2050	2,050,000	2,045,099
[e]	Series 2019-T2 Class DT2, 3.042%, 8/15/2051	3,100,000	3,089,679
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
[e]	Series 2019-T2 Class AT2, 2.32%, 10/15/2052	5,242,000	5,183,510
[e]	Series 2019-T2 Class DT2, 2.77%, 10/15/2052	3,000,000	2,968,053
			41,976,389
	Auto Receivables — 5.7%
	ACC Trust,
[e]	Series 2019-1 Class C, 6.41%, 2/20/2024	3,500,000	3,173,168
[e]	Series 2019-2 Class B, 3.63%, 8/21/2023	3,400,000	3,408,700
[e]	Series 2019-2 Class C, 5.24%, 10/21/2024	1,900,000	1,585,772
[e]	Series 2020-A Class A, 6.00%, 3/20/2023	6,615,106	6,650,232
[e]	American Credit Acceptance Receivables Trust, Series 2019-2 Class F, 5.81%, 6/12/2026	2,550,000	2,422,107
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2019-1 Class A, 2.99%, 7/15/2024	2,124,559	2,147,870
[e]	Series 2019-1 Class B, 3.37%, 6/15/2025	2,000,000	1,957,534
[e]	Avid Automobile Receivables Trust, Series 2019-1 Class A, 2.62%, 2/15/2024	2,062,961	2,084,663
[e]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A Class A, 2.50%, 7/20/2021	562,667	562,458

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	CarNow Auto Receivables Trust,
[e]	Series 2017-1A Class B, 4.35%, 9/15/2022	$ 3,009,938	$ 3,020,698
[e]	Series 2019-1A Class A, 2.72%, 11/15/2022	1,481,176	1,485,379
[e,f]	Series 2020-1A Class A, 1.76%, 2/15/2023	9,000,000	8,999,649
[e]	Carvana Auto Receivables Trust, Series 2020-N1A Class E, 5.20%, 7/15/2027	10,000,000	10,019,988
	CIG Auto Receivables Trust,
[e]	Series 2017-1A Class A, 2.71%, 5/15/2023	97,108	97,118
[e]	Series 2019-1A Class D, 4.85%, 5/15/2026	2,000,000	1,939,196
	CPS Auto Receivables Trust,
[e]	Series 2018-B Class E, 5.61%, 12/16/2024	3,500,000	3,511,190
[e]	Series 2018-C Class E, 6.07%, 9/15/2025	2,000,000	2,020,073
[e]	Series 2019-A Class B, 3.58%, 12/16/2024	3,000,000	3,040,901
[e]	Series 2019-B Class E, 5.00%, 3/17/2025	3,320,000	3,302,539
[e]	Series 2020-B Class D, 4.75%, 4/15/2026	1,400,000	1,464,316
[e]	DT Auto Owner Trust, Series 2019-1A Class E, 4.94%, 2/17/2026	3,250,000	3,257,006
[e]	First Investors Auto Owner, Series 2019-1A Class E, 4.53%, 6/16/2025	3,640,000	3,525,577
	Foursight Capital Automobile Receivables Trust,
[e,g]	Series 2017-1 Class B, 3.05%, 12/15/2022	300,000	302,660
[e]	Series 2018-1 Class E, 5.56%, 1/16/2024	1,000,000	1,018,502
[e]	Series 2018-2 Class E, 5.50%, 10/15/2024	1,370,000	1,413,425
[e]	Series 2018-2 Class F, 6.48%, 6/15/2026	335,000	314,806
[e]	Series 2019-1 Class F, 5.57%, 11/16/2026	500,000	447,953
[e]	Series 2020-1 Class E, 3.49%, 4/15/2026	1,100,000	1,047,897
	GLS Auto Receivables Issuer Trust,
[e]	Series 2019-4A Class D, 4.09%, 8/17/2026	5,000,000	4,757,242
[e]	Series 2020-2A Class C, 4.57%, 4/15/2026	2,025,000	2,119,029
[e]	GLS Auto Receivables Trust, Series 2018-2A Class A, 3.25%, 4/18/2022	44,803	44,840
[e]	Prestige Auto Receivables Trust, Series 2018-1A Class E, 5.03%, 1/15/2026	2,625,000	2,660,674
[e]	Santander Consumer Auto Receivables Trust, Series 2020-AA Class R,, 1/16/2029	25,000	1,062,500
	Skopos Auto Receivables Trust,
[e]	Series 2019-1A Class A, 2.90%, 12/15/2022	1,336,598	1,346,086
[e]	Series 2019-1A Class C, 3.63%, 9/16/2024	2,000,000	1,932,144
[e]	Series 2019-1A Class D, 5.24%, 4/15/2025	2,650,000	2,374,199
[e]	Tesla Auto Lease Trust, Series 2018-B Class E, 7.87%, 6/20/2022	7,825,000	8,118,215
	U.S. Auto Funding, LLC,
[e]	Series 2019-1A Class A, 3.61%, 4/15/2022	1,287,632	1,289,968
[e]	Series 2019-1A Class C, 5.34%, 3/15/2023	2,511,000	2,489,271
[e]	United Auto Credit Securitization Trust 2020-1, Series 2020-1 Class F, 9.08%, 1/12/2026	3,205,000	3,204,359
[e]	Westlake Automobile Receivables Trust, Series 2019-3A Class F, 4.72%, 4/15/2026	2,000,000	1,852,244
			107,472,148
	Credit Card — 0.9%
[e]	Fair Square Issuance Trust, Series 2020-AA Class A, 2.90%, 9/20/2024	6,000,000	5,981,085
[e]	Fortiva Retail Credit Master Note Business Trust, Series 2018-1 Class A, 5.54%, 11/15/2023	1,200,000	1,232,546
[e]	Genesis Sales Finance Master Trust, Series 2019-AA Class A, 4.68%, 8/20/2023	5,550,000	5,522,068
	Perimeter Master Note Business Trust,
[e]	Series 2019-2A Class A, 4.23%, 5/15/2024	2,966,000	2,837,191
[e]	Series 2019-2A Class C, 7.06%, 5/15/2024	650,000	609,245
			16,182,135
	Finance & Insurance — 6.7%
	Freed ABS Trust,
[e]	Series 2020-FP1 Class A, 2.52%, 3/18/2027	5,222,635	5,216,389
[e]	Series 2019-1 Class B, 3.87%, 6/18/2026	2,500,000	2,481,300
[e]	Series 2019-1 Class-A, 3.42%, 6/18/2026	685,997	687,241
[e]	Series 2019-2 Class A, 2.62%, 11/18/2026	2,449,079	2,447,157
[e]	Series 2019-2 Class C, 4.86%, 11/18/2026	5,000,000	4,281,778
[e]	Series 2020-2CP Class A, 4.52%, 6/18/2027	3,749,802	3,816,226
[e]	Aqua Finance Trust, Series 2019-A Class C, 4.01%, 7/16/2040	10,400,000	9,311,880
[d,e,h]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213%, 12/16/2041	5,517,264	4,631,056
	Conn’s Receivables Funding, LLC,
[e]	Series 2018-A Class B, 4.65%, 1/15/2023	2,731,593	2,713,757
[e]	Series 2019-A Class A, 3.40%, 10/16/2023	777,263	763,585
[e]	Series 2019-A Class B, 4.36%, 10/16/2023	5,591,527	5,467,025
[e]	Series 2019-B Class A, 2.66%, 6/17/2024	1,984,509	1,952,496

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Credit Suisse ABS Trust, Series 2018-LD1 Class D, 6.30%, 7/25/2024	$ 2,177,000	$ 1,880,614
[e]	Dell Equipment Finance Trust, Series 2020-1 Class D, 5.92%, 3/23/2026	3,500,000	3,677,071
[e]	ExteNet, LLC, Series 2019-1A Class A2, 3.204%, 7/26/2049	5,000,000	5,015,865
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34%, 7/25/2033	3,231,779	3,210,039
	Lendingpoint Asset Securitization Trust,
[e]	Series 2019-1 Class A, 3.154%, 8/15/2025	1,196,573	1,190,441
[e]	Series 2019-2 Class A, 3.071%, 11/10/2025	3,502,660	3,467,531
[e]	Series 2020-1 Class A, 2.512%, 2/10/2026	2,961,052	2,960,290
[e]	Series 2020-1 Class B, 3.107%, 2/10/2026	10,450,000	10,034,474
[e]	LL ABS Trust, Series 2019-1A Class A, 2.87%, 3/15/2027	2,184,718	2,181,694
[e]	MelTel Land Funding, LLC, Series 2019-1A Class A, 3.768%, 4/15/2049	5,487,660	5,627,364
[e]	Mosaic Solar Loan Trust, Series 2020-1A Class C, 4.47%, 4/20/2046	1,600,000	1,603,371
[e]	NMEF Funding LLC, Series 2019-A Class A, 2.73%, 8/17/2026	4,216,499	4,205,552
[e]	Prosper Marketplace Issuance Trust, Series 2019-2A Class A, 3.20%, 9/15/2025	904,377	905,257
[e]	Republic FInance Issuance Trust, Series 2019-A Class C, 5.10%, 11/22/2027	1,800,000	1,185,849
[e]	SpringCastle Funding, Series 2019-AA Class A, 3.20%, 5/27/2036	8,159,768	8,247,907
[e]	Upgrade Receivables Trust, Series 2019-2A Class A, 2.77%, 10/15/2025	2,109,750	2,111,054
[e]	Upstart Pass-Through Trust, Series 2020-ST3 Class A, 3.35%, 4/20/2028	5,610,153	5,494,156
	Upstart Securitization Trust,
[e]	Series 2017-1 Class C, 6.35%, 6/20/2024	4,267,523	4,234,115
[e]	Series 2017-2 Class C, 5.59%, 3/20/2025	5,935,064	5,809,819
[e]	Series 2018-2 Class B, 4.445%, 12/22/2025	102,099	102,039
[e]	Series 2019-1 Class B, 4.19%, 4/20/2026	4,008,831	3,991,436
[e]	Series 2019-2 Class A, 2.897%, 9/20/2029	3,373,865	3,379,974
[e]	Series 2019-3 Class A, 2.684%, 1/21/2030	2,938,310	2,945,195
			127,230,997
	Other Asset Backed — 5.1%
[e]	Consumer Lending Receivables Trust, Series 2019-A Class A, 3.52%, 4/15/2026	884,070	884,190
[d,e]	321 Henderson Receivables II, LLC, Series 2006-3A Class A1, 0.385% (LIBOR 1 Month + 0.20%), 9/15/2041	1,618,198	1,535,745
[e]	Amur Equipment Finance Receivables VIII, LLC, Series 2020-1A Class E, 7.00%, 1/20/2027	2,425,000	2,366,643
[e]	Avant Loans Funding Trust, Series 2019-A Class A, 3.48%, 7/15/2022	441,914	442,489
[e]	AXIS Equipment Finance Receivables VII, LLC, Series 2019-1A Class A2, 2.63%, 6/20/2024	1,937,595	1,967,010
[e]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96%, 6/20/2023	425,261	426,064
[e]	CFG Investments Ltd., Series 2019-1 Class A, 5.56%, 8/15/2029	7,300,000	7,114,229
	Consumer Loan Underlying Bond CLUB Credit Trust,
[e]	Series 2019-P2 Class C, 4.41%, 10/15/2026	1,500,000	1,257,548
[e]	Series 2020-P1 Class B, 2.92%, 3/15/2028	1,500,000	1,429,428
	Consumer Loan Underlying Bond Credit Trust,
[e]	Series 2018-P3 Class C, 5.54%, 1/15/2026	5,500,000	5,252,623
[e]	Series 2019-HP1 Class C, 4.70%, 12/15/2026	5,000,000	4,056,442
[e]	Series 2019-P1 Class C, 4.66%, 7/15/2026	4,500,000	4,038,353
	Diamond Resorts Owner Trust,
[e]	Series 2018-1 Class A, 3.70%, 1/21/2031	1,712,981	1,749,828
[e]	Series 2019-1A Class A, 2.89%, 2/20/2032	4,622,543	4,644,829
[e,h]	ECAF I Ltd., Series 2015-1A Class B1, 5.802%, 6/15/2040	5,057,931	3,171,525
	Foundation Finance Trust,
[e]	Series 2017-1A Class A, 3.30%, 7/15/2033	1,235,079	1,244,985
[e]	Series 2019-1A Class A, 3.86%, 11/15/2034	3,603,324	3,636,796
[e]	Series 2019-1A Class C, 5.66%, 11/15/2034	575,000	546,435
[e]	Series 2020-1A Class C, 5.75%, 7/16/2040	3,625,000	3,537,674
[e,h]	Global SC Finance II SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	1,939,583	1,928,191
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28%, 9/20/2048	2,219,865	2,292,726
	Marlette Funding Trust,
[e]	Series 2019-1A Class C, 4.42%, 4/16/2029	3,000,000	2,891,626
[e]	Series 2020-1A Class B, 2.38%, 3/15/2030	1,850,000	1,869,433
[d,e]	Nationstar HECM Loan Trust, Series 2018-2A Class A, 3.188%, 7/25/2028	156,690	156,712
[a,d,e]	Northwind Holdings, LLC, Series 2007-1A Class A1, 1.13% (LIBOR 3 Month + 0.78%), 12/1/2037	125,000	122,250
[e]	Oportun Funding IX, LLC, Series 2018-B Class B, 4.50%, 7/8/2024	550,000	530,986
	Oportun Funding X, LLC,
[e]	Series 2018-C Class A, 4.10%, 10/8/2024	2,690,000	2,702,969
[e]	Series 2018-C Class B, 4.59%, 10/8/2024	1,000,000	951,428
[e]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34%, 8/15/2022	1,553,112	1,553,267
[a,e]	Scala Funding Co., LLC, Series 2016-1 Class B, 5.21%, 2/15/2021	4,000,000	3,928,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	SCF Equipment Leasing, LLC,
[e]	Series 2017-2A Class A, 3.41%, 12/20/2023	$ 405,100	$ 406,150
[e]	Series 2018-1A Class A2, 3.63%, 10/20/2024	1,122,574	1,130,709
[e]	Series 2019-1A Class D, 4.56%, 5/20/2027	3,000,000	2,748,509
[e]	Series 2019-2A Class C, 3.11%, 6/21/2027	7,300,000	7,312,274
[e]	Sierra Timeshare Receivables Funding, LLC, Series 2015-3A Class A, 2.58%, 9/20/2032	1,225,012	1,203,766
	Small Business Lending Trust,
[e]	Series 2019-A Class A, 2.85%, 7/15/2026	1,378,613	1,337,151
[e]	Series 2020-A Class A, 2.62%, 12/15/2026	6,544,377	6,311,072
	Sofi Consumer Loan Program, LLC,
[e]	Series 2016-3 Class A, 3.05%, 12/26/2025	98,850	98,912
[e]	Series 2017-3 Class A, 2.77%, 5/25/2026	177,417	178,394
[e]	SolarCity LMC Series I, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	1,953,303	1,873,417
[e]	SolarCity LMC Series II, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	2,277,319	2,218,010
[e,g,h]	Textainer Marine Containers V Ltd., Series 2017-1A Class A, 3.72%, 5/20/2042	3,795,142	3,778,590
[e]	Tidewater Auto Receivables Trust, Series 2018-AA Class E, 5.48%, 10/15/2026	1,000,000	1,020,454
			97,847,832
	Student Loan — 1.3%
[e]	Commonbond Student Loan Trust, Series 18-CGS, Class A1, 3.87%, 2/25/2046	1,703,621	1,770,765
	Earnest Student Loan Program, LLC,
[d,e]	Series 2016-B Class A1, 2.235% (LIBOR 1 Month + 2.05%), 2/26/2035	345,819	347,300
[e]	Series 2016-C Class A2, 2.68%, 7/25/2035	690,504	696,450
[d,e]	Navient Private Education Refinance Loan Trust, Series 2019-D Class A2B, 1.235% (LIBOR 1 Month + 1.05%), 12/15/2059	6,000,000	5,888,954
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 0.785% (LIBOR 1 Month + 0.60%), 9/25/2047	3,293,903	3,152,344
[d,e]	Series 2016-A Class A1A, 1.935% (LIBOR 1 Month + 1.75%), 12/26/2040	1,031,176	1,033,813
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 1.741% (LIBOR 3 Month + 0.75%), 4/25/2023	863,966	805,756
[d]	Series 2008-5 Class A4, 2.691% (LIBOR 3 Month + 1.70%), 7/25/2023	1,221,413	1,198,951
[d]	Series 2011-2 Class A2, 1.385% (LIBOR 1 Month + 1.20%), 10/25/2034	5,000,000	4,924,832
[d]	Series 2012-1 Class A3, 1.135% (LIBOR 1 Month + 0.95%), 9/25/2028	2,294,120	2,137,023
[d]	Series 2013-6 Class A3, 0.835% (LIBOR 1 Month + 0.65%), 6/25/2055	2,608,419	2,506,527
			24,462,715
	Total Asset Backed Securities (Cost $407,263,952)		415,172,216
	Corporate Bonds — 47.8%
	Automobiles & Components — 2.4%
	Auto Components — 0.3%
[e]	LKQ European Holdings B.V., 4.125%, 4/1/2028	2,700,000	3,154,938
[e,h]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	2,000,000	1,997,360
	Automobiles — 2.1%
[d,e,h]	BMW Finance N.V., 1.225% (LIBOR 3 Month + 0.79%), 8/12/2022	4,000,000	3,954,640
	Daimler Finance North America, LLC,
[d,e]	1.292% (LIBOR 3 Month + 0.90%), 2/15/2022	5,500,000	5,426,135
[e]	2.125%, 3/10/2025	7,500,000	7,571,700
[e]	3.75%, 11/5/2021	1,505,000	1,555,418
	Hyundai Capital America,
[e]	2.375%, 2/10/2023	6,747,000	6,810,759
[e]	2.85%, 11/1/2022	2,900,000	2,954,375
[e]	3.95%, 2/1/2022	2,000,000	2,061,260
[e]	6.375%, 4/8/2030	1,860,000	2,237,692
[e,h]	Hyundai Capital Services, Inc., 3.75%, 3/5/2023	2,590,000	2,715,770
	Nissan Motor Acceptance Corp.,
[d,e]	0.996% (LIBOR 3 Month + 0.69%), 9/28/2022	460,000	427,777
[d,e]	1.961% (LIBOR 3 Month + 0.65%), 7/13/2022	440,000	408,945
	Volkswagen Group of America Finance, LLC,
[e]	2.50%, 9/24/2021	1,425,000	1,449,852
[e]	4.00%, 11/12/2021	2,500,000	2,602,450
			45,329,071
	Banks — 0.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Banks — 0.6%
[d]	Capital One NA/Mclean VA, 1.268% (LIBOR 3 Month + 0.82%), 8/8/2022	$ 3,000,000	$ 2,988,420
[d]	Citizens Bank N.A./Providence RI, 1.256% (LIBOR 3 Month + 0.95%), 3/29/2023	4,000,000	4,005,160
[e,h]	Macquarie Bank Ltd., 3.624%, 6/3/2030	2,800,000	2,936,612
	Santander Holdings USA, Inc., 3.40%, 1/18/2023	2,000,000	2,081,560
			12,011,752
	Capital Goods — 2.4%
	Aerospace & Defense — 1.3%
	Boeing Co., 5.15%, 5/1/2030	3,614,000	4,027,803
	BWX Technologies, Inc.,
[e]	4.125%, 6/30/2028	880,000	877,659
[e]	5.375%, 7/15/2026	6,805,000	7,042,563
[e]	Spirit AeroSystems, Inc., 7.50%, 4/15/2025	5,123,000	5,083,143
[e]	TransDigm, Inc., 6.25%, 3/15/2026	7,782,000	7,784,801
	Industrial Conglomerates — 0.2%
[h]	Pentair Finance Sarl, 4.50%, 7/1/2029	1,950,000	2,140,905
	Textron, Inc., 3.00%, 6/1/2030	1,831,000	1,825,049
	Machinery — 0.8%
[e,h]	ATS Automation Tooling Systems, Inc., 6.50%, 6/15/2023	8,090,000	8,167,664
	Mueller Industries, Inc., 6.00%, 3/1/2027	2,216,000	2,169,287
	Nvent Finance Sarl,
[h]	3.95%, 4/15/2023	2,000,000	2,054,880
[h]	4.55%, 4/15/2028	3,000,000	3,146,640
	Trading Companies & Distributors — 0.1%
[e]	IAA, Inc., 5.50%, 6/15/2027	1,605,000	1,659,249
			45,979,643
	Commercial & Professional Services — 2.2%
	Commercial Services & Supplies — 2.1%
[e]	ACCO Brands Corp., 5.25%, 12/15/2024	1,835,000	1,863,663
[e,h]	Cimpress plc, 7.00%, 6/15/2026	9,141,000	8,439,611
[e,f]	CoStar Group, Inc., 2.80%, 7/15/2030	3,120,000	3,194,786
[e]	Nielsen Finance, LLC / Nielsen Finance Co., 5.00%, 4/15/2022	15,476,000	15,420,441
[e]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	11,329,000	11,479,449
	Professional Services — 0.1%
[e]	Gartner, Inc., 4.50%, 7/1/2028	1,829,000	1,847,510
			42,245,460
	Consumer Durables & Apparel — 1.0%
	Household Durables — 0.2%
[e,f]	CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025	875,000	912,345
[e,h]	Panasonic Corp., 2.536%, 7/19/2022	2,790,000	2,870,436
	Leisure Products — 0.3%
	Vista Outdoor, Inc., 5.875%, 10/1/2023	4,537,000	4,476,386
[e,f]	Winnebago Industries, Inc., 6.25%, 7/15/2028	895,000	895,000
	Textiles, Apparel & Luxury Goods — 0.5%
	Under Armour, Inc., 3.25%, 6/15/2026	5,655,000	4,986,918
[e]	Wolverine World Wide, Inc., 5.00%, 9/1/2026	4,160,000	4,025,923
			18,167,008
	Consumer Services — 1.4%
	Hotels, Restaurants & Leisure — 1.1%
	Aramark Services, Inc.,
	4.75%, 6/1/2026	2,953,000	2,868,131
[e]	5.00%, 2/1/2028	5,087,000	4,831,785
	Hyatt Hotels Corp., 5.75%, 4/23/2030	4,475,000	4,936,149
[e]	Nathan’s Famous, Inc., 6.625%, 11/1/2025	4,670,000	4,737,435
[e]	Sabre GLBL, Inc., 9.25%, 4/15/2025	1,355,000	1,426,639
[e]	SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/2025	2,906,000	2,947,294
	Transportation Infrastructure — 0.3%
[e,h]	Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/2024	5,135,000	5,082,212
			26,829,645

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified Financials — 5.0%
	Capital Markets — 1.8%
	Ares Capital Corp.,
	3.25%, 7/15/2025	$ 5,320,000	$ 5,164,018
	4.20%, 6/10/2024	690,000	705,932
	4.25%, 3/1/2025	350,000	354,917
[e]	Compass Group Diversified Holdings, LLC, 8.00%, 5/1/2026	4,739,000	4,833,875
[h]	Genpact Luxembourg Sarl, 3.375%, 12/1/2024	6,586,000	6,807,421
[e]	INTL. FCStone, Inc., 8.625%, 6/15/2025	4,585,000	4,785,181
[a,e]	JPR Royalty Sub, LLC, 14.00%, 9/1/2020	2,000,000	200,000
[h]	Nomura Holdings, Inc., 2.648%, 1/16/2025	1,000,000	1,043,320
	Solar Capital Ltd., 4.50%, 1/20/2023	3,000,000	3,033,270
	TPG Specialty Lending, Inc., 3.875%, 11/1/2024	7,310,000	7,207,733
	Consumer Finance — 0.4%
[e]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,528,425
	Diversified Financial Services — 2.4%
	Antares Holdings L.P.,
[e]	6.00%, 8/15/2023	4,435,000	4,200,211
[e]	8.50%, 5/18/2025	2,750,000	2,832,637
[d,h]	Barclays plc, 1.766% (LIBOR 3 Month + 1.38%), 5/16/2024	2,500,000	2,470,900
[e,h]	BNP Paribas S.A., 3.375%, 1/9/2025	5,000,000	5,406,400
	Deutsche Bank AG,
[d,h]	1.599% (LIBOR 3 Month + 1.23%), 2/27/2023	2,800,000	2,705,192
[d,h]	1.913% (LIBOR 3 Month + 0.82%), 1/22/2021	1,350,000	1,339,997
[h]	5.00%, 2/14/2022	3,500,000	3,665,270
[d,h]	Mizuho Financial Group, Inc., 0.99% (LIBOR 3 Month + 0.63%), 5/25/2024	4,000,000	3,907,800
[d]	Morgan Stanley, 0.761% (SOFR + 0.70%), 1/20/2023	3,500,000	3,484,495
[d]	Morgan Stanley MTN, 2.509% (LIBOR 3 Month + 1.40%), 4/21/2021	3,000,000	3,026,850
	Royal Bank of Scotland Group plc,
[d,h]	1.862% (LIBOR 3 Month + 1.47%), 5/15/2023	1,398,000	1,398,783
[h]	6.125%, 12/15/2022	2,000,000	2,181,540
	Societe Generale S.A.,
[e,h]	2.625%, 1/22/2025	3,000,000	3,058,440
[e,h]	3.875%, 3/28/2024	2,000,000	2,135,380
[e,h]	4.25%, 9/14/2023	3,000,000	3,233,670
	Insurance — 0.3%
[e]	Global Atlantic Fin Co., 4.40%, 10/15/2029	7,275,000	6,653,279
	Mortgage Real Estate Investment Trusts — 0.1%
	Senior Housing Properties Trust, 4.75%, 2/15/2028	2,485,000	2,060,040
			95,424,976
	Energy — 4.4%
	Energy Equipment & Services — 0.5%
[e,f]	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.50%, 1/15/2026	6,270,000	6,520,361
[e]	Hanwha Energy USA Holdings Corp., 2.375%, 7/30/2022	1,915,000	1,964,675
	Odebrecht Offshore Drilling Finance Ltd.,
[e,h]	6.72%, 12/1/2022	404,902	335,186
[e,h,i]	7.72%, 12/1/2026 PIK	2,241,419	183,931
[c,e,h]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.), Zero Coupon, 7/30/2020	304,899	305
[b,e,h,j]	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023	10,461,182	664,075
	Oil, Gas & Consumable Fuels — 3.9%
	Boardwalk Pipelines L.P., 4.80%, 5/3/2029	3,920,000	4,128,466
[e]	Citgo Holding, Inc., 9.25%, 8/1/2024	1,572,000	1,566,498
[e]	CITGO Petroleum Corp., 7.00%, 6/15/2025	1,800,000	1,802,124
[e]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15%, 8/15/2026	725,000	808,701
[d]	Energy Transfer Operating L.P., 3.704% (LIBOR 3 Month + 3.02%), 11/1/2066	1,200,000	653,568
	EQM Midstream Partners L.P.,
[e]	6.00%, 7/1/2025	464,000	468,728
[e]	6.50%, 7/1/2027	360,000	368,554
	Series 5Y, 4.75%, 7/15/2023	3,475,000	3,501,480
	Florida Gas Transmission Co., LLC,
[e]	2.55%, 7/1/2030	1,600,000	1,632,144
[e]	3.875%, 7/15/2022	4,765,000	4,966,178
	Gulf South Pipeline Co. L.P., 4.00%, 6/15/2022	4,860,000	4,967,843

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Gulfstream Natural Gas System, LLC, 4.60%, 9/15/2025	$ 5,000,000	$ 5,582,200
[a,b,e,j]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	1,021,371	20,427
[e,h]	Lukoil Securities B.V., 3.875%, 5/6/2030	2,500,000	2,607,225
	Midwest Connector Capital Co., LLC,
[e]	3.625%, 4/1/2022	1,310,000	1,342,213
[e]	3.90%, 4/1/2024	3,315,000	3,483,767
	Northern Border Pipeline Co., Series A, 7.50%, 9/15/2021	2,150,000	2,292,803
	Occidental Petroleum Corp.,
[d]	1.684% (LIBOR 3 Month + 1.25%), 8/13/2021	900,000	860,103
[d]	1.842% (LIBOR 3 Month + 1.45%), 8/15/2022	3,500,000	3,181,780
	ONEOK, Inc.,
	3.40%, 9/1/2029	963,000	937,635
	5.85%, 1/15/2026	921,000	1,052,878
	6.35%, 1/15/2031	1,250,000	1,463,213
[e]	Par Petroleum, LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025	451,000	391,522
	Parkland Fuel Corp.,
[e,h]	5.875%, 7/15/2027	3,726,000	3,855,478
[e,h]	6.00%, 4/1/2026	450,000	462,758
[e,h]	Petroleos Mexicanos, 5.95%, 1/28/2031	8,410,000	6,927,317
	Plains All American Pipeline L.P. / PAA Finance Corp., 3.55%, 12/15/2029	6,795,000	6,606,575
[b,j]	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	2,400
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50%, 8/15/2022	1,210,000	804,577
[c,d]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%), 12/15/2022	3,550,000	461,323
	Sunoco L.P. / Sunoco Finance Corp.,
[g]	4.875%, 1/15/2023	1,083,000	1,078,581
	5.50%, 2/15/2026	451,000	438,074
	6.00%, 4/15/2027	1,933,000	1,934,720
	Tennessee Gas Pipeline Co., LLC, 7.00%, 3/15/2027	2,251,000	2,786,355
			83,106,741
	Food & Staples Retailing — 0.3%
	Food & Staples Retailing — 0.3%
[e,h]	Alimentation Couche-Tard, Inc., 2.70%, 7/26/2022	4,000,000	4,102,000
[e]	KeHE Distributors, LLC / KeHE Finance Corp, 8.625%, 10/15/2026	2,097,000	2,251,276
			6,353,276
	Food, Beverage & Tobacco — 2.1%
	Beverages — 0.3%
[e,h]	Central American Bottling Corp., 5.75%, 1/31/2027	2,593,000	2,600,779
[e,h]	Coca-Cola Icecek A/S, 4.215%, 9/19/2024	3,000,000	3,031,590
	Food Products — 1.1%
[e,h]	Barry Callebaut Services N.V., 5.50%, 6/15/2023	4,000,000	4,289,960
[d]	General Mills, Inc., 2.145% (LIBOR 3 Month + 1.01%), 10/17/2023	2,530,000	2,542,549
[e,g]	Kraft Heinz Foods Co., 3.875%, 5/15/2027	4,582,000	4,787,411
[e]	Post Holdings, Inc., 4.625%, 4/15/2030	8,247,000	8,100,863
	Tobacco — 0.7%
[d]	BAT Capital Corp., 1.014% (LIBOR 3 Month + 0.59%), 8/14/2020	950,000	947,882
[e,h]	Imperial Brands Finance plc, 3.50%, 7/26/2026	2,000,000	2,133,580
	Vector Group Ltd.,
[e]	6.125%, 2/1/2025	2,194,000	2,106,810
[e]	10.50%, 11/1/2026	8,195,000	8,234,336
			38,775,760
	Health Care Equipment & Services — 1.4%
	Health Care Equipment & Supplies — 0.1%
	Zimmer Biomet Holdings, Inc., 3.55%, 3/20/2030	2,800,000	3,019,716
	Health Care Providers & Services — 1.1%
[e]	Centene Corp., 5.375%, 6/1/2026 - 8/15/2026	5,545,000	5,770,487
	DaVita, Inc.,
[e]	4.625%, 6/1/2030	3,690,000	3,661,993
	5.00%, 5/1/2025	2,670,000	2,729,808
	5.125%, 7/15/2024	1,972,000	2,006,471
	Tenet Healthcare Corp.,
	4.625%, 7/15/2024	1,835,000	1,797,382
[e]	4.625%, 6/15/2028	850,000	833,094

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	4.875%, 1/1/2026	$ 2,826,000	$ 2,769,056
[e]	5.125%, 11/1/2027	1,153,000	1,140,582
	Health Care Technology — 0.2%
[e]	Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/2025	3,215,000	3,174,041
			26,902,630
	Household & Personal Products — 1.3%
	Household Products — 1.3%
	Central Garden & Pet Co., 5.125%, 2/1/2028	4,475,000	4,646,169
[e,f]	Energizer Holdings, Inc., 4.75%, 6/15/2028	8,110,000	7,945,205
	Prestige Brands, Inc.,
[e]	5.125%, 1/15/2028	1,530,000	1,535,844
[e]	6.375%, 3/1/2024	3,256,000	3,354,071
[e]	Spectrum Brands, Inc., 5.50%, 7/15/2030	6,885,000	6,890,439
	Personal Products — 0.0%
[e]	Edgewell Personal Care Co., 5.50%, 6/1/2028	913,000	939,787
			25,311,515
	Insurance — 2.9%
	Insurance — 2.9%
	Brighthouse Financial, Inc., 5.625%, 5/15/2030	3,750,000	4,150,650
[e,h]	DaVinciRe Holdings Ltd., 4.75%, 5/1/2025	4,790,000	5,127,743
	Enstar Group Ltd.,
[h]	4.50%, 3/10/2022	2,000,000	2,028,380
[h]	4.95%, 6/1/2029	5,835,000	6,139,295
	Fairfax Financial Holdings Ltd.,
[e,h]	4.625%, 4/29/2030	3,000,000	3,231,720
[h]	4.85%, 4/17/2028	3,000,000	3,213,990
	Fidelity National Financial, Inc., 3.40%, 6/15/2030	3,137,000	3,288,392
	First American Financial Corp., 4.00%, 5/15/2030	1,843,000	2,008,428
	Infinity Property & Casualty Corp., 5.00%, 9/19/2022	1,826,000	1,933,332
[e,h]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,185,866
	Mercury General Corp., 4.40%, 3/15/2027	2,438,000	2,569,847
[d,e]	Metropolitan Life Global Funding I, 0.65% (SOFR + 0.57%), 9/7/2020	1,940,000	1,941,145
[e]	Protective Life Corp., 3.40%, 1/15/2030	4,902,000	5,028,177
	Reliance Standard Life Global Funding II,
[e]	2.75%, 5/7/2025 - 1/21/2027	4,520,000	4,535,767
[e]	3.85%, 9/19/2023	3,000,000	3,217,920
[e]	Sammons Financial Group, Inc., 4.45%, 5/12/2027	2,000,000	2,087,020
			55,687,672
	Materials — 3.8%
	Chemicals — 1.2%
[d,e]	Albemarle Corp., 1.442% (LIBOR 3 Month + 1.05%), 11/15/2022	2,500,000	2,390,350
[e,h]	Consolidated Energy Finance S.A., 6.875%, 6/15/2025	500,000	424,305
	NOVA Chemicals Corp.,
[e,h]	4.875%, 6/1/2024	4,465,000	4,154,682
[e,h]	5.25%, 6/1/2027	5,283,000	4,648,142
[h]	5.25%, 6/1/2027	350,000	307,940
[e,h]	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/2026	5,713,000	5,525,157
[e,h]	OCP S.A., 5.625%, 4/25/2024	4,710,000	5,079,641
	Containers & Packaging — 1.4%
	Bemis Co., Inc., 2.63%, 6/19/2030	750,000	766,912
	Graphic Packaging International, LLC,
[e]	3.50%, 3/15/2028	7,233,000	7,178,825
	4.75%, 4/15/2021	7,560,000	7,654,802
[e]	Matthews International Corp., 5.25%, 12/1/2025	3,598,000	3,280,405
[e]	Sealed Air Corp., 4.00%, 12/1/2027	4,420,000	4,419,646
	Sonoco Products Co., 3.125%, 5/1/2030	2,285,000	2,392,281
	Metals & Mining — 0.4%
[e]	Cleveland-Cliffs, Inc., 6.75%, 3/15/2026	6,430,000	6,230,863
[e]	Compass Minerals International, Inc., 6.75%, 12/1/2027	2,144,000	2,288,313
	Paper & Forest Products — 0.8%
[e]	Neenah, Inc., 5.25%, 5/15/2021	15,010,000	14,994,390

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			71,736,654
	Media & Entertainment — 1.7%
	Media — 1.7%
[e]	CCO Holdings Capital Corp., 5.375%, 6/1/2029	$ 3,614,000	$ 3,812,517
	CCO Holdings, LLC / CCO Holdings Capital Corp.,
[e]	4.50%, 8/15/2030	1,793,000	1,830,940
[e]	4.75%, 3/1/2030	2,930,000	3,001,375
	CSC Holdings, LLC,
[e]	5.375%, 2/1/2028	2,000,000	2,074,760
[e]	5.50%, 4/15/2027	1,825,000	1,896,503
[e]	6.50%, 2/1/2029	1,000,000	1,094,730
[e]	Live Nation Entertainment, Inc., 6.50%, 5/15/2027	2,068,000	2,130,412
[a,e,i]	Mood Media Borrower, LLC / Mood Media Co-Issuer, Inc., 0.302%, 12/31/2023 PIK	3,629,396	61,700
[e]	Salem Media Group, Inc., 6.75%, 6/1/2024	1,585,000	1,305,739
[e]	Sirius XM Radio, Inc., 3.875%, 8/1/2022	10,294,000	10,353,396
[e,h]	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028	4,000,000	4,163,200
[e,h]	Virgin Media Secured Finance plc, 4.50%, 8/15/2030	1,000,000	1,001,820
			32,727,092
	Pharmaceuticals, Biotechnology & Life Sciences — 0.2%
	Pharmaceuticals — 0.2%
[a,b,j]	Atlas U.S. Royalty, LLC Participation Rights, Zero Coupon, 3/15/2027	5,450,000	0
[e]	Bayer US Finance II, LLC, 4.25%, 12/15/2025	2,500,000	2,872,500
[h]	Perrigo Finance Unlimited Co., 3.15%, 6/15/2030	1,150,000	1,161,028
			4,033,528
	Real Estate — 1.7%
	Equity Real Estate Investment Trusts — 1.6%
	CoreCivic, Inc., 4.75%, 10/15/2027	4,917,000	4,121,085
	GEO Group, Inc., 6.00%, 4/15/2026	4,625,000	3,547,976
[e]	Iron Mountain, Inc., 5.25%, 7/15/2030	8,085,000	7,920,632
	Retail Opportunity Investments Partnership L.P. (Guaranty: Retail Opportunity Investments Corp.), 5.00%, 12/15/2023	1,500,000	1,526,145
[e]	SBA Tower Trust, 2.877%, 7/9/2021	2,275,000	2,277,025
[e,h]	Scentre Group Trust 1 / Scentre Group Trust 2, 4.375%, 5/28/2030	2,000,000	2,206,740
	Service Properties Trust,
	4.35%, 10/1/2024	2,295,000	2,068,002
	4.50%, 6/15/2023	1,290,000	1,234,427
	4.65%, 3/15/2024	900,000	814,878
	4.95%, 2/15/2027	2,850,000	2,501,872
	5.00%, 8/15/2022	829,000	812,702
	5.25%, 2/15/2026	700,000	635,320
	Real Estate Management & Development — 0.1%
[e]	Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/2028	1,825,000	1,913,330
			31,580,134
	Retailing — 0.8%
	Internet & Direct Marketing Retail — 0.3%
	Expedia Group, Inc.,
[e]	6.25%, 5/1/2025	1,824,000	1,938,219
[e]	7.00%, 5/1/2025	2,739,000	2,868,637
	Specialty Retail — 0.5%
[e]	Advance Auto Parts, Inc., 3.90%, 4/15/2030	4,000,000	4,277,280
	AutoNation, Inc., 4.75%, 6/1/2030	700,000	759,668
[e]	Michaels Stores, Inc., 8.00%, 7/15/2027	5,230,000	4,547,537
			14,391,341
	Semiconductors & Semiconductor Equipment — 0.9%
	Semiconductors & Semiconductor Equipment — 0.9%
	Broadcom, Inc.,
[e]	4.11%, 9/15/2028	2,104,000	2,295,401
[e]	4.75%, 4/15/2029	1,040,000	1,180,868
[e]	5.00%, 4/15/2030	2,175,000	2,496,052
	Micron Technology, Inc.,
	4.663%, 2/15/2030	3,314,000	3,853,586

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	5.327%, 2/6/2029	$ 2,031,000	$ 2,426,943
[e]	Qorvo, Inc., 4.375%, 10/15/2029	5,128,000	5,257,123
			17,509,973
	Software & Services — 3.6%
	Information Technology Services — 1.0%
[e]	Alliance Data Systems Corp., 4.75%, 12/15/2024	9,334,000	8,389,306
[e]	Harland Clarke Holdings Corp., 8.375%, 8/15/2022	1,955,000	1,641,750
[e]	Leidos, Inc., 4.375%, 5/15/2030	1,378,000	1,552,965
[e]	Science Applications International Corp., 4.875%, 4/1/2028	4,391,000	4,362,414
	Western Union Co., 2.85%, 1/10/2025	2,338,000	2,435,939
	Interactive Media & Services — 0.1%
[h]	Baidu, Inc., 4.375%, 5/14/2024	1,424,000	1,551,420
	Internet Software & Services — 0.2%
[e]	Twitter, Inc., 3.875%, 12/15/2027	3,625,000	3,626,160
	Software — 2.3%
	CDK Global, Inc.,
[e]	5.25%, 5/15/2029	460,000	475,976
	5.875%, 6/15/2026	2,000,000	2,080,540
	Citrix Systems, Inc., 4.50%, 12/1/2027	5,977,000	6,857,352
[e]	Fair Isaac Corp., 5.25%, 5/15/2026	4,135,000	4,546,185
[e]	Infor, Inc., 1.75%, 7/15/2025	2,250,000	2,260,260
[e]	MSCI, Inc., 3.875%, 2/15/2031	6,446,000	6,570,730
[e,h]	Open Text Corp., 3.875%, 2/15/2028	7,761,000	7,471,980
[e]	PTC, Inc., 3.625%, 2/15/2025	1,365,000	1,353,466
[e]	Solera, LLC / Solera Finance, Inc., 10.50%, 3/1/2024	6,027,000	6,147,540
	VMware, Inc., 4.50%, 5/15/2025	6,000,000	6,540,240
			67,864,223
	Technology Hardware & Equipment — 3.1%
	Communications Equipment — 0.6%
	Anixter, Inc. (Guaranty: Anixter International, Inc.), 5.125%, 10/1/2021	6,395,000	6,734,830
	Motorola Solutions, Inc.,
	4.60%, 5/23/2029	1,653,000	1,907,992
	Series 2020-1A Class C, 4.60%, 2/23/2028	575,000	651,665
[e,h]	Xiaomi Best Time International Ltd., 3.375%, 4/29/2030	1,700,000	1,674,551
	Electronic Equipment, Instruments & Components — 1.4%
[h]	Allegion plc, 3.50%, 10/1/2029	1,420,000	1,493,641
[h]	Flex Ltd., 4.875%, 5/12/2030	6,000,000	6,659,400
	Ingram Micro, Inc., 5.45%, 12/15/2024	1,951,000	1,966,042
[e,h]	Sensata Technologies B.V., 4.875%, 10/15/2023	3,358,000	3,495,376
[e]	Sensata Technologies, Inc.,Co., 4.375%, 2/15/2030	5,745,000	5,685,137
	Trimble, Inc., 4.75%, 12/1/2024	6,525,000	7,098,352
	Office Electronics — 0.4%
	Xerox Corp., 4.50%, 5/15/2021	6,681,000	6,727,500
	Technology Hardware, Storage & Peripherals — 0.7%
[e]	Dell International, LLC / EMC Corp., 5.85%, 7/15/2025	1,000,000	1,148,690
	Hewlett Packard Enterprise Co., 4.65%, 10/1/2024	1,900,000	2,133,035
	HP, Inc., 3.00%, 6/17/2027	6,500,000	6,817,200
	NetApp, Inc., 2.375%, 6/22/2027	4,000,000	4,050,120
			58,243,531
	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 1.1%
[d]	AT&T, Inc., 1.498% (LIBOR 3 Month + 1.18%), 6/12/2024	3,750,000	3,757,688
[e]	GTT Communications, Inc., 7.875%, 12/31/2024	3,860,000	2,027,735
	Qwest Corp., 6.75%, 12/1/2021	3,700,000	3,900,429
	Videotron Ltd.,
[e,h]	5.125%, 4/15/2027	2,400,000	2,501,520
[e,h]	5.375%, 6/15/2024	6,000,000	6,403,920
[e,h]	Virgin Media Secured Finance plc, 5.50%, 5/15/2029	1,800,000	1,885,104
	Wireless Telecommunication Services — 1.4%
	America Movil SAB de C.V., 6.45%, 12/5/2022	45,000,000	1,979,847

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd.,
[e,h]	8.00%, 12/31/2026	$ 1,111,755	$ 674,035
[e,h]	8.75%, 5/25/2024	3,284,916	3,203,246
[e,h,i]	13.00%, 12/31/2025 PIK	1,410,578	1,196,607
[e,h]	MTN Mauritius Investment Ltd., 4.755%, 11/11/2024	4,125,000	4,110,068
[e,h]	SK Telecom Co. Ltd., 3.75%, 4/16/2023	3,000,000	3,200,580
	Sprint Communications, Inc., 9.25%, 4/15/2022	11,516,000	12,695,008
			47,535,787
	Transportation — 0.4%
	Airlines — 0.4%
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95%, 1/15/2023	2,418,055	1,940,804
[e]	Series 2013-2 Class B, 5.60%, 1/15/2022	314,115	310,990
	Series 2016-3 Class B, 3.75%, 10/15/2025	1,012,754	709,930
	Series 2019-1 Class B, 3.85%, 8/15/2029	973,474	677,090
	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.798%, 10/1/2022	327,801	315,732
	US Airways Pass Through Trust,
	Series 2010-1 Class A, 6.25%, 4/22/2023	837,935	699,801
	Series 2012-1 Class A, 5.90%, 4/1/2026	1,102,653	994,372
	Series 2013-1 Class B, 5.375%, 11/15/2021	1,948,392	1,559,298
	US Airways Pass Through Trust, (MBIA Insurance Corp), Series 2001-1G, 7.076%, 9/20/2022	351,219	345,108
	Hotels, Restaurants & Leisure — 0.0%
[e,h]	Sands China Ltd., 4.375%, 6/18/2030	750,000	780,135
			8,333,260
	Utilities — 1.7%
	Electric Utilities — 1.3%
	AEP Texas, Inc., 2.10%, 7/1/2030	4,500,000	4,502,790
	Black Hills Corp., 2.50%, 6/15/2030	1,150,000	1,184,948
[e,h]	Colbun S.A., 3.15%, 3/6/2030	2,800,000	2,824,892
[e,h]	Enel Finance International N.V., 4.625%, 9/14/2025	4,057,000	4,623,195
	Entergy Texas, Inc., 3.45%, 12/1/2027	3,000,000	3,251,280
[e]	Midland Cogeneration Venture L.P., 6.00%, 3/15/2025	641,666	657,381
	Pacific Gas and Electric Co., 1.75%, 6/16/2022	2,735,000	2,739,212
	PNM Resources, Inc., 3.25%, 3/9/2021	2,835,000	2,877,355
[e]	Puget Energy, Inc., 4.10%, 6/15/2030	1,950,000	2,156,817
	Gas Utilities — 0.4%
[e,h]	Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023	8,084,000	7,430,732
			32,248,602
	Total Corporate Bonds (Cost $914,703,845)		908,329,274
	Convertible Bonds — 1.4%
	Diversified Financials — 0.8%
	Consumer Finance — 0.6%
	EZCORP, Inc., 2.375%, 5/1/2025	13,431,000	10,085,607
	Diversified Financial Services — 0.0%
	EZCORP, Inc., 2.875%, 7/1/2024	215,000	197,398
	Mortgage Real Estate Investment Trusts — 0.2%
	Chimera Investment Corp., 7.00%, 4/1/2023	2,758,000	4,046,896
			14,329,901
	Health Care Equipment & Services — 0.0%
	Health Care Providers & Services — 0.0%
[h,j]	NMC Health Jersey Ltd., 1.875%, 4/30/2025	3,800,000	350,550
			350,550
	Media & Entertainment — 0.5%
	Media — 0.5%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00%, 10/15/2029	18,000,000	9,671,580
			9,671,580
	Pharmaceuticals, Biotechnology & Life Sciences — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Biotechnology — 0.1%
	Emergent BioSolutions, Inc., 2.875%, 1/15/2021	$ 1,802,000	$ 1,696,006
			1,696,006
	Total Convertible Bonds (Cost $29,179,719)		26,048,037
	Municipal Bonds — 0.7%
	California Health Facilities Financing Authority, 7.875%, 2/1/2026	1,940,000	2,011,761
	City of Chicago IL GO, Series B, 7.045%, 1/1/2029	3,000,000	3,139,590
	New Jersey Transportation Trust Fund Authority,
	2.551%, 6/15/2023	2,115,000	2,149,475
	2.631%, 6/15/2024	1,565,000	1,578,052
	New York Transportation Development Corp., 4.248%, 9/1/2035	3,680,000	4,045,718
	San Bernardino County Redevelopment Agency Successor Agency, Series A, 8.45%, 9/1/2030	1,000,000	1,009,440
	Total Municipal Bonds (Cost $13,273,689)		13,934,036
	Other Government — 0.2%
	Mexican Bonos, 8.50%, 5/31/2029	86,530,000	4,463,215
	Total Other Government (Cost $4,072,031)		4,463,215
	Mortgage Backed — 13.6%
	Angel Oak Mortgage Trust, LLC, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-2 Class B1, 4.646%, 7/25/2047	4,523,000	4,315,312
[d,e]	Series 2017-3 Class A1, 2.708%, 11/25/2047	304,492	304,283
[d,e]	Series 2018-2 Class A1, 3.674%, 7/27/2048	1,314,649	1,340,413
[d,e]	Series 2020-1 Class B1, 3.764%, 12/25/2059	2,614,000	2,482,614
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-1 Class A1, 3.763%, 4/25/2048	2,756,762	2,830,244
[d,e]	Series 2018-1 Class A3, 4.218%, 4/25/2048	973,641	999,305
[d,e]	Series 2019-1 Class A1, 3.805%, 1/25/2049	2,761,410	2,814,169
[d,e]	Series 2019-3 Class A1, 2.962%, 10/25/2048	6,290,388	6,427,225
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 4.504%, 8/25/2033	43,845	43,206
[e]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50%, 3/25/2058	6,168,508	6,345,829
[d,e,f]	Bunker Hill Loan Depositary Trust, Series 2020-1 Class B1, 5.216%, 2/25/2055	3,500,000	3,339,146
[d,e]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 6.292%, 4/15/2044	6,200,000	6,084,277
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.951%, 3/25/2050	758,311	765,828
[d,e]	Series 2019-1 Class B5, 3.951%, 3/25/2050	380,143	324,630
[d,e]	Series 2019-1 Class B6, 3.146%, 3/25/2050	768,880	357,358
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75%, 12/25/2045	1,585,775	1,602,831
[d,e]	CIM Trust, Whole Loan Securities Trust CMO, Series 18-INV1 Class A4, 4.00%, 8/25/2048	1,186,752	1,221,766
	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 4.10%, 3/25/2034	40,533	40,246
[d,e]	Series 2014-A Class A, 4.00%, 1/25/2035	912,167	957,777
[d,e]	Series 2019-IMC1 Class B1, 3.97%, 7/25/2049	1,500,000	1,395,021
[d,e]	Series 2020-EXP1 Class B1, 4.466%, 5/25/2060	1,180,900	1,003,765
[d,e]	Series 2020-EXP1 Class B2, 4.466%, 5/25/2060	770,600	462,360
[d,e]	Series 2020-EXP1 Class B3, 4.466%, 5/25/2060	386,242	154,497
[e,k]	Series 2020-EXP1 Class XS, 5/25/2060	112,314,242	4,156,862
[d,e]	COLT Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO, Series 2018-3 Class M2, 4.583%, 10/26/2048	940,000	952,020
[d,e]	Credit Suisse Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-HL2 Class A3, 3.50%, 10/25/2047	1,606,799	1,638,989
[d,e]	CSMC Mortgage Trust, Whole Loan Securities Trust CMO, Series 2013-HYB1 Class B3, 2.967%, 4/25/2043	3,242,783	3,280,736
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-1 Class A1FX, 4.14%, 10/25/2058	342,996	350,986
[d,e]	Series 2019-2 Class A1, 2.739%, 11/25/2059	4,720,503	4,737,681
[d,e]	Series 2019-2 Class B1, 4.071%, 11/25/2059	3,837,000	3,570,813
[d,k]	Federal Home Loan Mtg Corp. Multifamily Structured Pass Through Certificates IO, Series KIR1 Class X, 1.206%, 3/25/2026	35,495,990	1,762,931
[f]	Federal Home Loan Mtg Corp., REMIC, Pool ZS7942, 3.00%, 2/1/2033	18,011,500	19,318,741
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.587%, 12/25/2046	939,929	936,302
	Series 2017-SC02 Class 2A1, 3.50%, 5/25/2047	211,468	213,458
[d,e]	Series 2017-SC02 Class M1, 3.80%, 5/25/2047	281,842	281,275
	Federal National Mtg Assoc. CMO REMIC, Series 1994-37 Class L, 6.50%, 3/25/2024	718	773

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,k]	Series 2020-1 Class A2IO, 1.258%, 4/25/2050	$240,612,183	$ 6,251,610
[d,e]	Series 2020-1 Class B3, 2.898%, 4/25/2050	1,424,684	1,142,323
[d,e]	Series 2020-1 Class B4, 2.898%, 4/25/2050	1,325,000	970,281
[d,e]	Series 2020-1 Class B5, 2.898%, 4/25/2050	470,000	291,296
[d,e]	Series 2020-1 Class B6, 2.898%, 4/25/2050	755,000	339,911
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00%, 3/25/2047	1,116,673	1,132,932
[d,e]	Series 2018-3 Class B4, 4.50%, 5/25/2048	5,672,081	5,211,403
[d,e]	Series 2019-2 Class B3, 4.16%, 12/25/2049	3,849,727	3,639,659
[d,e]	FREMF Mortgage Trust, Series 2016-KF24 Class B, 5.183% (LIBOR 1 Month + 5.00%), 10/25/2026	533,874	539,206
[d,e]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-1 Class A43, 3.50%, 11/25/2057	736,435	743,800
[d,e]	GCAT LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985%, 2/25/2059	4,643,032	4,695,013
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM2 Class A1, 2.855%, 9/25/2059	4,703,763	4,781,642
[d,e]	Series 2019-NQM3 Class A1, 2.686%, 11/25/2059	3,486,378	3,537,101
	GS Mortgage Securities Trust, Series 2016-GS3 Class A2, 2.484%, 10/10/2049	2,875,000	2,887,479
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[d,e,k]	Series 2020-PJ3 Class A11X, 3.50%, 10/25/2050	9,855,297	777,502
[d,e,k]	Series 2020-PJ3 Class AIOS, 0.20%, 10/25/2050	313,433,132	1,456,148
[d,e,k]	Series 2020-PJ3 Class AX1, 0.118%, 10/25/2050	292,357,026	738,289
[e,k]	Series 2020-PJ3 Class AX2, 0.50%, 10/25/2050	27,269,120	330,526
[d,e,k]	Series 2020-PJ3 Class AX4, 0.35%, 10/25/2050	26,897,285	228,229
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,k]	Series 2020-INV1 Class A11X, 3.50%, 8/25/2050	3,166,667	254,917
[d,e,k]	Series 2020-INV1 Class A12X, 3.00%, 8/25/2050	37,916,099	2,786,833
[d,e,k]	Series 2020-INV1 Class AIOS, 0.19%, 8/25/2050	158,212,000	751,507
[d,e,k]	Series 2020-INV1 Class AX1, 0.058%, 8/25/2050	137,090,000	138,872
[d,e,k]	Series 2020-INV1 Class AX2, 0.50%, 8/25/2050	6,833,333	78,583
[d,e,k]	Series 2020-INV1 Class AX4, 0.95%, 8/25/2050	7,356,000	160,729
[d,e]	Series 2020-INV1 Class B4, 4.008%, 8/25/2050	1,345,000	1,207,978
[d,e]	Series 2020-INV1 Class B5, 4.008%, 8/25/2050	1,345,000	1,062,550
[d,e]	Series 2020-INV1 Class B6, 4.008%, 8/25/2050	3,086,000	1,708,872
[d,e,k]	Series 2020-INV1 Class BX, 0.508%, 8/25/2050	15,346,000	409,201
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-1 Class A1, 3.766%, 6/25/2048	956,758	975,075
[d,e]	Series 2018-1 Class A3, 3.999%, 6/25/2048	3,803,112	3,865,256
[d,e]	Series 2018-1 Class M1, 4.548%, 6/25/2048	4,000,000	3,715,000
[d,e]	Series 2019-1 Class A1, 3.454%, 1/25/2059	3,899,823	3,967,065
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.617%, 6/25/2045	1,319,840	1,363,990
[d,e]	Series 2016-5 Class B4, 2.644%, 12/25/2046	1,630,300	1,509,682
[d,e]	Series 2016-5 Class B5, 2.644%, 12/25/2046	1,235,600	815,218
[d,e]	Series 2017-2 Class A6, 3.00%, 5/25/2047	1,350,632	1,373,076
[d,e]	Series 2017-5 Class B6, 3.138%, 10/26/2048	3,114,000	1,600,146
[d,e]	Series 2017-6 Class A5, 3.50%, 12/25/2048	1,274,430	1,295,241
[d,e]	Series 2019-8 Class B4, 4.202%, 3/25/2050	3,583,451	3,345,612
[d,e,k]	Series 2020-3 Class AX1, 0.201%, 8/25/2050	56,950,650	227,820
[d,e,k]	Series 2020-4 Class A11X, 5.06% (LIBOR 1 Month + 5.25%), 11/25/2050	12,000,000	1,050,000
[d,e,k]	Series 2020-4 Class A3X, 0.50%, 11/25/2050	54,400,000	557,600
[d,e,k]	Series 2020-4 Class A4X, 0.50%, 11/25/2050	10,969,000	65,814
[d,e,k]	Series 2020-4 Class AX1, 0.207%, 11/25/2050	200,934,000	811,651
[d,e,k]	Series 2020-4 Class AX3, 3.50%, 11/25/2050	5,559,000	398,858
[d,e,k]	Series 2020-4 Class AX4, 0.55%, 11/25/2050	12,830,000	144,658
[d,e]	Series 2020-4 Class B4, 3.757%, 11/25/2050	1,390,000	1,209,579
[d,e]	Series 2020-4 Class B5, 3.757%, 11/25/2050	641,000	436,681
[d,e]	Series 2020-4 Class B6, 3.757%, 11/25/2050	1,069,000	406,541
[d,e]	Series 2020-LTV1 Class B3A, 3.926%, 6/25/2050	2,880,232	2,879,167
[d,e]	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO, Series 2018-MTG1 Class A3, 3.50%, 3/25/2048	1,186,956	1,204,286
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 3.834%, 8/25/2034	104,115	102,617
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75%, 4/25/2058	1,583,450	1,671,613
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00%, 4/25/2057	2,013,137	2,149,982
[d,e]	Series 2017-4A Class A1, 4.00%, 5/25/2057	1,887,121	2,024,856
[d,e]	Series 2017-5A Class A1, 1.685% (LIBOR 1 Month + 1.50%), 6/25/2057	1,273,834	1,275,658

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2017-6A Class A1, 4.00%, 8/27/2057	$ 863,395	$ 920,702
[d,e]	Series 2018-1A Class A1A, 4.00%, 12/25/2057	1,575,344	1,669,414
[d,e]	Series 2018-NQM1 Class A1, 3.986%, 11/25/2048	3,604,252	3,727,081
[d,e]	Series 2019-NQM1 Class B1, 5.492%, 1/25/2049	2,000,000	2,034,315
[d,e]	Series 2019-NQM1 Class B2, 5.492%, 1/25/2049	1,250,000	1,246,065
[d,e]	Series 2019-NQM2 Class B2, 5.678%, 4/25/2049	2,798,000	2,019,683
[d,e]	Series 2020-NQM1 Class B2, 4.525%, 1/26/2060	1,214,000	899,502
[a]	Reilly 1997 A Mtg 1, 6.896%, 7/1/2020	2,521	2,521
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.176%, 11/25/2030	1,686,000	1,735,006
[d,e]	Series 2016-3 Class B3, 3.671%, 11/25/2046	3,438,482	3,261,858
[d,e]	Series 2017-4 Class A4, 3.50%, 7/25/2047	633,254	641,855
[d,e]	Series 2017-5 Class A4, 3.50%, 8/25/2047	1,816,152	1,835,219
[d,e]	Series 2017-7 Class B3, 3.748%, 10/25/2047	1,500,388	1,492,846
[d,e]	Series 2018-7 Class B4, 4.224%, 9/25/2048	1,802,000	1,670,922
[d,e]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703%, 9/25/2059	4,004,531	4,037,734
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.617%, 11/25/2046	3,350,292	3,193,203
	Spruce Hill Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[d,e]	Series 2019-SH1 Class B1, 4.992%, 4/29/2049	2,500,000	2,292,322
[d,e]	Series 2020-SH1 Class A1, 2.521%, 1/28/2050	5,970,461	5,992,435
	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-IMC2 Class B1, 5.669%, 10/25/2048	1,909,000	1,770,863
[d,e]	Series 2019-1 Class B1, 4.766%, 6/25/2049	2,629,000	2,299,460
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.807%, 7/25/2048	2,775,905	2,603,888
[d,e]	Series 2018-2 Class B4, 3.807%, 7/25/2048	2,040,000	1,689,890
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1A Class B2, 6.029%, 1/25/2047	884,000	886,889
[d,e]	Series 2018-2 Class A1, 3.677%, 6/1/2058	2,501,494	2,531,702
[d,e]	Series 2018-3 Class A1, 4.108%, 10/25/2058	1,485,101	1,518,868
[d,e]	Series 2019-1 Class B1, 5.311%, 2/25/2059	4,575,000	4,036,798
[d,e]	Series 2019-3 Class A1, 2.784%, 7/25/2059	4,627,755	4,719,334
[d,e]	Series 2019-3 Class B1, 4.043%, 7/25/2059	300,000	245,765
[d,e]	Series 2019-4 Class B1, 3.86%, 11/25/2059	3,250,000	2,896,553
[d,e,g]	Series 2019-INV3 Class B2, 4.791%, 11/25/2059	1,385,000	1,107,300
[d,e]	Series 2020-1 Class B1, 3.624%, 1/25/2060	1,500,000	1,229,569
[d,e]	Series 2020-2 Class B1, 5.36%, 5/25/2060	2,225,000	2,013,967
[d,e]	Series 2020-INV1 Class B1, 5.75%, 4/25/2060	875,000	809,853
[d,e]	Series 2020-INV1 Class B2, 6.00%, 4/25/2060	1,416,000	1,275,033
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-1 Class B1, 5.375%, 3/25/2065	2,625,000	2,564,362
[d,e]	Series 2020-1 Class B2, 5.375%, 3/25/2065	4,473,000	4,105,539
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34 Class A2, 2.603%, 6/15/2049	6,458,000	6,521,218
	Total Mortgage Backed (Cost $250,614,067)		259,010,337
	Loan Participations — 5.2%
	Commercial & Professional Services — 1.1%
	Professional Services — 1.1%
[l]	Harland Clarke Holdings Corp., 5.75% (LIBOR 3 Month + 4.75%), 11/3/2023	3,289,040	2,385,014
[l]	Par Pacific Holdings, Inc., 7.969% (LIBOR 3 Month + 6.75%), 1/12/2026	4,609,578	3,987,285
[l]	R.R. Donnelley & Sons Company, 5.178% (LIBOR 1 Month + 5.00%), 1/15/2024	2,955,000	2,725,988
[l]	RGIS Services, LLC, 8.50% (LIBOR 3 Month + 7.50%), 3/31/2023	4,124,109	2,577,568
[h,l]	Titan Acquisition Co., Ltd., 4.308% (LIBOR 3 Month + 4.00%), 5/1/2026	8,734,603	8,254,200
			19,930,055
	Consumer Services — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
[l]	SeaWorld Parks & Entertainment, Inc., 3.75% (LIBOR 1 Month + 3.00%), 3/31/2024	3,481,005	3,066,765
			3,066,765
	Energy — 0.5%
	Energy Equipment & Services — 0.1%
[l]	McDermott Technology Americas, Inc., 10.00% (LIBOR 3 Month + 9.00%), 10/21/2020	1,510,156	1,496,565

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Oil, Gas & Consumable Fuels — 0.4%
[l]	Citgo Holding, Inc., 8.00% (LIBOR 3 Month + 7.00%), 8/1/2023	$ 8,121,248	$ 7,698,293
[a,i,l]	Malamute Energy, Inc., 1.50% (LIBOR 3 Month + 1.50% PIK), 11/22/2022	21,604	21,604
			9,216,462
	Food, Beverage & Tobacco — 0.2%
	Food Products — 0.2%
[l]	BellRing Brands, LLC, 6.00% (LIBOR 1 Month + 5.00%), 10/21/2024	3,397,875	3,374,532
			3,374,532
	Materials — 0.9%
	Chemicals — 0.2%
[l]	SCIH Salt Holdings Inc., 5.50% (LIBOR 3 Month + 4.50%), 3/16/2027	3,630,000	3,533,188
	Paper & Forest Products — 0.7%
[m]	Neenah, Inc., (LIBOR 1 Month + 4.00%), 6/25/2027	13,755,000	13,720,612
			17,253,800
	Real Estate — 0.4%
	Equity Real Estate Investment Trusts — 0.4%
[l]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%), 12/18/2024	2,925,000	2,881,125
[l]	GEO Group, Inc., 2.75% (LIBOR 1 Month + 2.00%), 3/22/2024	4,576,350	4,185,438
			7,066,563
	Semiconductors & Semiconductor Equipment — 0.3%
	Information Technology Services — 0.3%
[l]	Xperi Corporation, 4.173% (LIBOR 3 Month + 4.00%), 6/1/2025	6,300,000	5,969,250
			5,969,250
	Software & Services — 0.3%
	Internet Software & Services — 0.3%
[l]	Dun & Bradstreet Corporation (The), 4.184% (LIBOR 1 Month + 4.00%), 2/6/2026	6,493,725	6,315,148
			6,315,148
	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
[l]	Colorado Buyer, Inc., 8.25% (LIBOR 6 Month + 7.25%), 5/1/2025	3,000,000	1,045,170
	Intelsat Jackson Holdings S.A.,
[l]	6.50% (LIBOR 3 Month + 5.50000%), 7/14/2021	514,622	521,379
[h,l]	8.75% (WSJ Prime Rate + 5.50000%), 1/2/2024	9,800,000	9,775,500
			11,342,049
	Transportation — 0.4%
	Hotels, Restaurants & Leisure — 0.4%
[l]	Hanjin International Corp., 2.678% (LIBOR 1 Month + 2.50%), 10/18/2020	9,304,616	8,420,678
			8,420,678
	Utilities — 0.3%
	Electric Utilities — 0.3%
[l]	Pacific Gas and Electric Co., 2.44% (LIBOR 1 Month + 2.25%), 12/31/2020	6,000,000	5,970,000
			5,970,000
	Total Loan Participations (Cost $102,253,661)		97,925,302
	Short-Term Investments — 10.9%
[n]	Thornburg Capital Management Fund	20,753,965	207,539,657
	Total Short-Term Investments (Cost $207,539,640)		207,539,657
	Total Investments — 102.7% (Cost $1,948,587,624)		$1,951,513,214
	Liabilities Net of Other Assets — (2.7)%		(51,561,485)
	Net Assets — 100.0%		$1,899,951,729

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2020
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	856,000	9/23/2020	963,478	$ —	$ (21,572)
Euro	SSB	Sell	1,239,900	9/23/2020	1,395,580	—	(55,594)
Euro	SSB	Sell	387,600	9/23/2020	436,266	—	(13,623)

Total						—	$(90,789)

Net unrealized appreciation (depreciation)							$(90,789)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $1,221,184,590, representing 64.27% of the Fund’s net assets.
f	When-issued security.
g	Segregated as collateral for a when-issued security.
h	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
i	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2020.
j	Bond in default.
k	Interest only.
l	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2020.
m	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
n	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FCB	Farm Credit Bank
GO	General Obligation
IO	Interest Only Security
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2020 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.